                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number: 811-10555

                           PIMCO Corporate Income Fund
               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, NY 10105
                     (Address of Principal Executive Office)

                  Allianz Global Investors Fund Management LLC
                           1345 Avenue of the Americas
                               New York, NY 10105
                     (Name and Address of Agent for Service)

        Registrant's telephone number, including area code: 212-739-3000

                       Date of fiscal year end: October 31

          Date of reporting period: July 1, 2006 through June 30, 2007

******************************* FORM N-Px REPORT *******************************

Item 1.  Proxy Voting Record

ICA File Number: 811-10555
Reporting Period: 07/01/2006 - 06/30/2007
PIMCO Corporate Income Fund

========================= PIMCO CORPORATE INCOME FUND ==========================

ADELPHIA/CEN CAB COM TL B*DEF*

Ticker:                      Security ID:  0068499A3
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

      Bankruptcy ballot                         Mgt Rec   Vote Cast  Sponsor
                                        N/A        N/A       Issuer

--------------------------------------------------------------------------------

ALLIED WASTE SR SEC

Ticker:                      Security ID:  01958XAV9
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   For        For       Issuer
                        the Indenture

--------------------------------------------------------------------------------

DRESSER INC

Ticker:                      Security ID:  26157VAB3
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   For       For         Issuer
                        the Indenture

--------------------------------------------------------------------------------

EL PASO CORP

Ticker:                      Security ID:  835415AJ9
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   N/A        N/A        Issuer
                        the Indenture

--------------------------------------------------------------------------------

EL PASO CORP

Ticker:                      Security ID:  28336LAX7
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   N/A        N/A        Issuer
                        the Indenture

--------------------------------------------------------------------------------

EL PASO CORP

Ticker:                      Security ID:  28368EAA4
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   N/A        N/A        Issuer
                        the Indenture

--------------------------------------------------------------------------------

EL PASO PRODUCTION

Ticker:                      Security ID:  283703AB2
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   For        For        Issuer
                        the Indenture

--------------------------------------------------------------------------------

JEFFERSON SMURFIT

Ticker:                      Security ID:  861589AX7
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   For        For        Issuer
                        the Indenture

--------------------------------------------------------------------------------

JSG PACKAGING OP CO

Ticker:                      Security ID:  58282PAJ0
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   For        For        Issuer
                        the Indenture

--------------------------------------------------------------------------------

RELIANT ENERGY

Ticker:                      Security ID:  75952BAF2
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   For        For        Issuer
                        the Indenture

--------------------------------------------------------------------------------

TRW AUTO SR

Ticker:                      Security ID:  87264QAM2
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   For        For        Issuer
                        the Indenture

--------------------------------------------------------------------------------

TYCO INTL / RAYCHEM

Ticker:                      Security ID:  754603AB4
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   N/A       N/A        Issuer
                        the Indenture

--------------------------------------------------------------------------------

TYCO INTL GROUP SA EMTN

Ticker:                      Security ID:  9021189P5
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   For        For        Issuer
                        the Indenture

--------------------------------------------------------------------------------

UNITED AIR P/T ETC 91-C

Ticker:                      Security ID:  909279AN1
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in   For        For        Issuer
                        the Indenture

--------------------------------------------------------------------------------

UNIVISION COMM INC

Ticker:                      Security ID:  914906AB8
Meeting Date: N/A            Meeting Type:
Record Date:  N/A

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
Consent to the proposed amendments in           N/A        N/A        Issuer
                        the Indenture
========== END NPX REPORT

SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):                      PIMCO Corporate Income Fund

By (Signature and Title)*:         /s/ Brian Shlissel
                                   ---------------------------------------------
                                    Name: Brian Shlissel
                                    Title: President and Chief Executive Officer

Date: August 31, 2007